Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
No Trading Symbol Flag	true
Entity Registrant Name	AZUL SA
Entity Central Index Key	0001432364
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	BR
Title of 12(b) Security	Preferred Shares
Security Exchange Name	NYSE
Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	928,965,058
Preference shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	329,568,166
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	AZUL
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE